Investment Objectives and Goals - Defiance Brazil Sovereign Debt ETF	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE BRAZIL SOVEREIGN DEBT ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Brazil Sovereign Debt ETF (the “Fund”) seeks total return.